Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Other Income [Abstract]
Interest income	RM 7	$ 2	RM 316	RM 1,544
Foreign exchange loss	(82,786)	(20,411)	(121,774)	(9,591)
Other income	301,987	74,454	294,751	42,140
Total other income	RM 219,208	$ 54,045	RM 173,293	RM 34,093